Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Summary of Debt, Net of Discounts

The following is a summary of debt, net of discounts (dollar amounts in thousands):

	As of March 31, 2013		As of December 31, 2012
	Balance	Interest Rate	Balance	Interest Rate
Revolving credit facility	$—	Variable	$125,000	Variable
2006 Senior Unsecured Notes	125,000	Various	125,000	Various
2011 Senior Unsecured Notes	450,000	6.875%	450,000	6.875%
2012 Senior Unsecured Notes	200,000	6.375%	200,000	6.375%
Exchangeable senior notes:
Principal amount (A)	11,000	9.250%	11,000	9.250%
Unamortized discount	—		(37)

	11,000		10,963
Term loans	114,133	Various	114,197	Various

	$900,133		$1,025,160

(A) The Exchangeable senior notes were paid in full on April 1, 2013.

Principal Payments Due for Debt	As of March 31, 2013, principal payments due for our debt are as follows (in thousands):

2013	$11,185
2014	266
2015	283
2016	225,299
2017	320
Thereafter	662,780

Total	$900,133